Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk - Other Commitments [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 72,355	$ 78,951
Substandard
Non-complying
Total	72,355	78,951
Stage 1 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal	72,355	78,951
Substandard
Non-complying
Total	72,355	78,951
Stage 1 Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 2 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 2 Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of the credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total